Unaudited Condensed Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Class A Ordinary Shares	Class A	Class B Ordinary Shares	Class B	Additional paid-in-capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive loss	Total Company’s equity	Non-controlling interest	Total
Repurchase of non-controlling interests					$ (274)			$ (274)	$ (233)	$ (507)
Net (loss) profit						2,125		2,125	3,567	5,692
Share-based compensation of subsidiary									830	830
Foreign currency translation (Note 12)							355	355	(2,767)	2,412
Balance at Jun. 30, 2022	$ 3		$ 5		96,704	(90,786)	(3,282)	2,644	51,464	54,108
Balance (in Shares) at Jun. 30, 2022	30,371,435		49,628,565
Balance at Dec. 31, 2021	$ 3		$ 5		75,104	(92,911)	(3,637)	(21,436)	47,899	26,463
Balance (in Shares) at Dec. 31, 2021	30,371,435		49,628,565
Disposal Shengda Group (Note 3)					21,874			21,874	2,168	24,042
Adoption of ASC326						(241)		(241)	(266)	(507)
Reverse recapitalization					(2,506)			(2,506)		(2,506)
Reverse recapitalization (in Shares)	2,743,010
Conversion of Public Rights (in Shares)	610,000
Equity financing through Private Placement (Note 11)	$ 1				21,736			21,737		21,737
Equity financing through Private Placement (Note 11) (in Shares)	2,173,657
Shares issued to Trans Asia (Note 11)
Shares issued to Trans Asia (Note 11) (in Shares)	160,000
Offering costs					(910)			(910)		(910)
Net (loss) profit						(3,379)		(3,379)	4,515	1,136
Share-based compensation of subsidiary									776	776
Foreign currency translation (Note 12)							(167)	(167)	(2,447)	(2,447)
Balance at Jun. 30, 2023	$ 4		$ 5		114,084	(103,200)	(1,643)	9,250	44,638	53,888
Balance (in Shares) at Jun. 30, 2023	36,058,102	36,058,102	49,628,565	49,628,565
Balance at Dec. 31, 2022	$ 3		$ 5		$ 95,764	$ (99,580)	$ (1,476)	$ (5,284)	$ 42,060	$ 36,776
Balance (in Shares) at Dec. 31, 2022	30,371,435	30,371,435	49,628,565	49,628,565